Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2021
Basis of consolidation

The accompanying consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

The accompanying consolidated financial statements include the results of operations of the Company and its subsidiaries. Significant intercompany transactions and balances have been eliminated.

Subsidiaries

Subsidiaries are all entities over which the Group has control; has the power to appoint or remove the majority of the members of the board of directors; has the right to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

Investments in affiliates

We account for our interest in an investment using the equity method of accounting per Accounting Standards Codification (“ASC”) No. 323, “Investments - Equity Method and Joint Ventures” if we are not the primary beneficiary of a VIE or do not have a controlling interest. The investment is recorded at cost and the carrying amount is adjusted periodically to recognize our proportionate share of income or loss, additional contributions made and dividends and capital distributions received. We record the effect of any impairment or other than temporary decrease in the value of the investment.

In the event a partially owned equity affiliate were to incur a loss and our cumulative proportionate share of the loss exceeded the carrying amount of the equity method investment, application of the equity method would be suspended and our proportionate share of further losses would not be recognized unless we committed to provide further financial support to the affiliate. We would resume application of the equity method once the affiliate became profitable and our proportionate share of the affiliate’s earnings equals our cumulative proportionate share of losses that were not recognized during the period the application of the equity method was suspended.

Revenue recognition

Our revenue is derived from long-term contracts for customers in our engineering segment, as well as short-term contracts for customers in our trading and manufacturing segment. Accounting treatment for these contracts in accordance with Accounting Standards Update (“ASU”) 2014-09 (Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customer), is as follows:

Performance obligations satisfied over time (Engineering services)

Recognition of performance obligations

A performance obligation is a promise in a contract to transfer a distinct good or service to the customer, and is the unit of account in the new revenue standard. The contract transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. Engineering service projects typically span between several days to over 5 years. The majority of our contracts have a single performance obligation as the promise to transfer the individual goods or services is not separately identifiable from other promises in the contracts and, therefore, is not distinct. Some contracts have multiple performance obligations, most commonly due to the contract covering multiple phases of the project life cycle (engineering).

Revenues are recognized as our obligations are satisfied over time, by reference to the progress towards complete satisfaction of that performance obligation.

If the Group expects the reference to progress certificates issued by the customers, with additional adjustments where necessary, depicts the Group’s performance in transferring control of goods or services promised to customers for individual projects, the Group satisfies the performance obligation over time and therefore, recognizes revenue over time in accordance with the output method for measuring progress. Under output method, revenue recognition is based on the stage of completion of the contracts, provided that the stage of contract completion and the gross billing value of contracting work can be measured reliably. The stage of completion of a contract is established by reference to the construction works certified by customers.

Remaining performance obligations (“RPOs”)

RPOs represent the amount of revenues we expect to recognize in the future from our contract commitments on projects and are hereafter referred to as “Backlog”. Backlog includes the entire expected revenue values for subsidiary we consolidate. Backlog may not be indicative of future operating results, and projects included in Backlog may be canceled, modified or otherwise altered by customers.

The Group had the following backlog:

	2021	2020
	US$’000	US$’000

Engineering segment	5,400	11,581

Unrecognized contract revenue which is expected to be recognized in next 12 months is approximately US$5,400,000 (2020: US$11,581,000).

Performance obligations satisfied over time (Engineering services) (Cont’d)

Variable consideration

Contract modifications through change orders, claims and incentives are routine in the performance of the Group’s contracts to account for changes in the contract specifications or requirements. In most instances, contract modifications are not distinct from the existing contract due to the significant integration service provided in the contract and are accounted for as a modification of the existing contract and performance obligation. Either the Group or its customers may initiate change orders, which may include changes in specifications or designs, manner of performance, facilities, equipment, materials, sites and period of completion of the work. Change orders that are unapproved as to both price and scope are evaluated as claims. The Group considers claims to be amounts in excess of approved contract prices that the Group seeks to collect from its customers or others for customer-caused delays, errors in specifications and designs, contract terminations, change orders that are either in dispute or are unapproved as to both scope and price, or other causes of unanticipated additional contract costs.

The Group estimates variable consideration for a performance obligation at the most likely amount to which the Group expects to be entitled (or the most likely amount the Group expects to incur in the case of liquidated damages), utilizing estimation methods that best predict the amount of consideration to which the Group will be entitled (or will be incurred in the case of liquidated damages). The Group includes variable consideration in the estimated transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur or when the uncertainty associated with the variable consideration is resolved. The Group’s estimates of variable consideration and determination of whether to include estimated amounts in transaction price are based largely on an assessment of its anticipated performance and all information (historical, current and forecasted) that is reasonably available to the Group.

The effect of variable consideration on the transaction price of a performance obligation is recognized as an adjustment to revenue on a cumulative catch-up basis. To the extent unapproved change orders and claims reflected in transaction price (or excluded from transaction price in the case of liquidated damages) are not resolved in the Group’s favor, or to the extent incentives reflected in transaction price are not earned, there could be reductions in, or reversals of, previously recognized revenue.

Performance obligations satisfied at a point-in-time (Trading and manufacturing)

Revenue for our trading and manufacturing contracts is recognized at a point in time. Sales are recognized when control of the products has transferred, being when the products are delivered to the customer. Delivery occurs when the products have been delivered to the point of receipt by customer.

Classification of contract assets and liabilities

For revenue recognized associated with its contracts with customers over time, for which the Group has an enforceable right to receive compensation. Many of our contracts contain specific provisions that determine when the Group can bill for its work performed under these contracts.

Any revenue earned on a contract that has not yet been billed to the customer is recorded as a contract asset on the Group’s consolidated balance sheets.

The Group’s consolidated balance sheets present contract liabilities that contain deferred revenue that represent any costs incurred on contracts in process for which revenue has not yet been recognized.

Rental income

Rental income from operating leases is recognized in consolidated statements of operations and comprehensive income /(loss) on a straight-line basis over the term of the relevant lease.

Research and development costs

Research and development costs (“R&D” costs) are expensed as incurred. The R&D costs amounted to approximately US$61,000, US$497,000 and US$35,000 for the years ended December 31, 2021, 2020 and 2019 respectively and were included in “Selling and administrative expenses” in the Group’s consolidated statements of operations and comprehensive income / (loss).

Advertising and promotional expenses

Advertising and promotional expenses (“A&P” expenses) are expensed as incurred. The A&P expenses amounted to approximately US$7,000, US$7,000 and US$13,000 for the years ended December 31, 2021, 2020 and 2019 respectively and were included in “Selling and administrative expenses” in the Group’s consolidated statements of operations and comprehensive income / (loss).

Income taxes

The Group follows the liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recorded for future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and are measured using the enacted tax rates and laws that are expected to be in effect when the underlying assets or liabilities are recovered or settled. The Group also evaluates whether the recorded deferred tax assets and valuation allowances can be realized and, when necessary, reduces the amounts to what is expected to be realized.

The accounting guidance on accounting for uncertainty in income taxes also addresses derecognition, classification, interest and penalties on income taxes, and accounting in interim periods. The Group does not believe it has any uncertain tax positions through the periods ended December 31, 2021, 2020 and 2019 respectively which would have a material impact on the Group’s consolidated financial statements.

Interest and penalties related to uncertain income tax positions are included in income tax expense on the Group’s consolidated statements of operations and comprehensive income / (loss). Interest and penalties actually incurred are charged to interest expense and the other income, respectively if applicable.

The Group files tax returns in Hong Kong and the PRC. The tax returns for 2021, 2020 and 2019 are subject to examination by Hong Kong and PRC taxing authorities, commencing with the first year filed.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, and bank deposits with original maturities of three months or less, all of which are unrestricted as to withdrawal. There were no cash equivalents as of December 31, 2021 and 2020.

Restricted cash

Restricted cash represents cash deposits retained with banks in the PRC for issuance of performance bonds and guarantees to the customers and cash deposited by the Group into separate accounts and designated as collateral for standby letters of credit in the same amount in accordance with contractual agreements.

Accounts receivable and allowance for doubtful accounts

The Group does not charge interest to its customers and carries its customer receivables at their face amounts, less an allowance for doubtful accounts. As is common practice in the industry, the Group classifies all accounts receivable as current assets.

The Group grants trade credit, on a non-collateralized basis, to its customers and is subject to potential credit risk related to changes in business and overall economic activity. The Group analyzes specific accounts receivable balances, historical bad debts, customer credit-worthiness, current economic trends and changes in customer payment terms when evaluating the adequacy of the allowance for doubtful accounts. In the event that a customer balance is deemed to be uncollectible, the account balance is written-off against the allowance for doubtful accounts.

Inventories

Inventories are measured using the first-in, first-out method and are stated at the lower of cost or net realizable value. Cost of finished goods comprise direct material, direct production costs and an allocated portion of production overhead costs based on normal operating capacity. Allowance is made for obsolete, slow moving or defective items, where appropriate.

Property, plant and equipment and land use right, net

Property, plant and equipment is carried at cost. Major modifications or refurbishments which extend the useful life of the assets are capitalized and depreciated over the adjusted remaining useful life of the assets. Upon retirement or disposition of property, plant and equipment, the cost and related accumulated depreciation are removed and any resulting gain or loss is recognized in consolidated income from operations. The cost of maintenance and repairs is charged to expense as incurred. Property, plant and equipment is reviewed for impairment and tested for recoverability whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the carrying value of property, plant and equipment exceeds its fair value, an impairment charge would be recorded in the consolidated statement of operations.

Depreciation of property, plant and equipment are computed using the straight-line method over the assets’ estimated useful lives as follows:

Office premises	47 to 51 years
Leasehold improvements	over terms of the leases or the useful lives whichever is less
Furniture, fixtures and office equipment	3 to 5 years
Motor vehicles	4 years
Testing equipment	3 years

Long-term investment

The Group has elected to apply the measurement alternative to equity securities without readily determinable fair values. As such, the Group’s non-marketable equity securities are measured at cost, less any impairment, and are adjusted for changes in fair value resulting from observable transactions for identical or similar investments of the investee.

Lease arrangements

In the ordinary course of business, the Group enters into a variety of operating lease arrangements.

Operating right-of-use leases are included in operating lease right-of-use assets, current portion of long-term operating lease obligations and long-term operating lease obligations, net of current maturities on the Group’s consolidated balance sheets, as appropriate. Operating lease right-of-use assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As most of the Group’s leases do not provide an implicit rate to calculate present value, the Group determines this rate by estimating the Group’s incremental borrowing rate, utilizing the borrowing rates associated with the Group’s various debt instruments. The operating lease right-of-use asset also includes any lease payments made and initial direct costs incurred and excludes lease incentives. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option.

Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

Goodwill

Goodwill is not amortized. The Group performs either a qualitative or quantitative assessment to review goodwill for impairment on an annual basis. This assessment is performed at the beginning of the fourth quarter, or when circumstances change, such as a significant adverse change in the business climate or the decision to sell a business, both of which would indicate that impairment may have occurred.

A qualitative assessment considers financial, industry, segment and macroeconomic factors, if the qualitative assessment indicates a potential for impairment, a quantitative assessment is performed to determine if impairment exists. The quantitative assessment begins with a comparison of the fair value of the reporting unit with its carrying value. If the carrying amount of the reporting unit exceeds its fair value, an impairment loss would be recognized in an amount equal to that excess, limited to the total amount of the goodwill allocated to the reporting unit. If the carrying value of goodwill exceeds its implied fair value, an impairment charge would be recorded in the consolidated statements of operations and comprehensive income / (loss).

As a result of the annual qualitative review process in 2021 and 2020, the Group determined it was not necessary to perform a quantitative assessment.

Foreign currency translation

The assets and liabilities of the Group’s subsidiaries denominated in currencies other than U.S. dollars are translated into U.S. dollars using the applicable exchange rates at the consolidated balance sheet date. For consolidated statements of operations and comprehensive income/(loss)’ items, amounts denominated in currencies other than U.S. dollars were translated into U.S. dollars using the average exchange rate during the period. Equity accounts were translated at their historical exchange rates. Net gains and losses resulting from translation of foreign currency on consolidated financial statements are included in the consolidated statements of stockholders’ equity as accumulated other comprehensive income. Foreign currency transaction gains and losses are reflected in the consolidated statements of operations and comprehensive income / (loss).

Comprehensive income / (loss)

We account for comprehensive income in accordance with ASC No. 220, “Comprehensive Income”, which specifies the computation, presentation and disclosure requirements for comprehensive income / (loss). Comprehensive income / (loss) consists of net income / (loss) and foreign currency translation adjustments, primarily from fluctuations in foreign currency exchange rates of our foreign subsidiaries with a functional currency other than the U.S. dollar.

Ordinary share

On November 22, 2011, the Company filed Amended and Restated Memorandum and Articles of Association with the Registry of Corporate Affairs of the BVI Financial Services Commission that on November 29, 2011 became effective as of the filing date to amend the Company’s ordinary shares of US$0.01 par value capital stock to no par value capital stock. Treasury stock is accounted for using the cost method. When treasury stock is reissued, the value is computed and recorded using a weighted-average basis.

On October 8, 2019, the Company had stock split in the form of bonus shares at the rate of one ordinary share for every two ordinary shares held, creating 1,030,950 new shares of common stock.

On March 3, 2021, the Company had stock split in the form of  bonus shares at the rate of two ordinary shares for every three ordinary shares held, creating 2,061,900 new shares of common stock.

The effect of the above stock splits have been reflected retroactively in the financial statements and net income per ordinary share computations.

Net income per ordinary share

The Group computes net income per ordinary share using the treasury stock method. Under the treasury stock method, basic earnings per share attributable to Euro Tech Holdings Company Limited are computed by dividing net income attributable to Euro Tech Holdings Company Limited by the weighted average number of ordinary shares outstanding during the period. The Group reports both basic earnings per share, which is based on the weighted average number of ordinary shares outstanding, and diluted earnings per share, which is based on the weighted average number of ordinary shares outstanding and all dilutive potential ordinary shares outstanding.

Outstanding stock options are the only dilutive potential shares of the Company.

Stock-based compensation

The Group determines compensation expense for stock-based awards based on the estimated fair values at the grant date and recognizes the related compensation expense over the vesting period. The Group uses the straight-line amortization method to recognize compensation expense related to stock-based awards that have only service conditions. This method recognizes stock compensation expense on a straight-line basis over the requisite service period for the entire award.

Use of estimates

The preparation of the accompanying consolidated financial statements in conformity with GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Certain accounting estimates of the Group require a higher degree of judgment than others in their application. These include the recognition of revenue and earnings from engineering contracts over time, the valuation of goodwill, and contract assets and contract liabilities. Management continually evaluates all of its estimates and judgments based on available information and experience; however, actual results could differ from these estimates.

Related parties

Related parties are affiliates of the Group; entities for which investments are accounted for by the equity method by the Group; trusts for the benefit of employees, such as pension and profit-sharing trusts that are managed by or under the trusteeship of management; principal owners of the Group; its management; members of the immediate families of principal owners of the Group and its management; and other parties with which the Group may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. Another party also is a related party if it can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests.

Segment information

The Group reports segment information based on the “management” approach. The management approach designates the internal reporting used by management for making decisions and assessing performance as the source of the Group’s reportable segments. The Group categorises its operations into two business segments: Trading and manufacturing, and Engineering.

Concentrations

Financial instruments that potentially subject the Group to a concentration of credit risk consist principally of cash and cash equivalents and accounts receivable, net. The Group maintains substantially all of its cash and cash equivalent balances with large financial institutions which are believed to be high quality institutions.

The Group is subject to a concentration of risk because it derives a significant portion of its revenues from a few customers. The Group’s top customers accounting for more than 5% of the Group’s revenue generated approximately 15%, 23%, and 34% of consolidated revenues for the years ended December 31, 2021, 2020 and 2019, respectively.

The Group grants trade credit under contractual payment terms, generally without collateral, to its customers, which include high credit quality electric utilities, general contractors, owners and managers of industrial properties and government departments.

Consequently, the Group is subject to potential credit risk related to changes in business and economic factors. At December 31, 2021, three (2020: three) of the Group’s customers individually exceeded 10.0% of accounts receivable, net. The Group believes the terms and conditions in its contracts, billing and collection policies are adequate to minimize the potential credit risk.

Finance costs	Interest relating to loans repaid is expensed in the period the repayment occurs.
Warranties

The suppliers of the Group offer a standard one-year warranty to end customers of the Group. The Group only provides labour service to repair or replace parts. The Group does not maintain a general warranty reserve because historically labour costs for such repair or replacement have been de minimis.

Shipping and handling costs	Amounts billed to customers related to shipping and handling are classified as revenues, and the Group’s shipping and handling costs are included in cost of revenues.
Statutory reserves

The Group is required to make appropriation to reserve funds, comprising the statutory reserve fund and statutory staff welfare fund, based on after-tax net income determined with generally accepted accounting principles of the PRC (“PRC GAAP”).

Appropriations to the statutory reserve fund is required to be at least 10% of the after tax net income determined in accordance with PRC GAAP until the reserve fund is equal to 50% of the entities’ registered capital.

Fair value measurements

The Group uses the three-tier hierarchy of fair value measurement, which prioritizes the inputs used in measuring fair value based upon their degree of availability in external active markets. These tiers include: Level 1 (the highest priority), defined as observable inputs, such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3 (the lowest priority), defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

As of December 31, 2021 and 2020, the Group determined that the carrying values of cash and cash equivalents, restricted cash, accounts receivable, net, prepayments and other current assets, contract assets, bank borrowings, accounts payable, contract liabilities, other payables and accrued expenses approximate their fair values because of the short-term nature of these instruments.

Recent accounting pronouncements

Changes to GAAP are typically established by the Financial Accounting Standards Board (“FASB”) in the form of accounting standards updates (“ASUs”) to the FASB’s ASC. The Group considers the applicability and impact of all ASUs. The Group, based on its assessment, determined that any recently issued or proposed ASUs not listed below are either not applicable to the Group or may have minimal impact on its consolidated financial statements.

Recently adopted accounting pronouncements

In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes, which simplifies the accounting for income taxes, eliminates certain exceptions within ASC 740, Income Taxes, and clarifies certain aspects of the current guidance to promote consistent application among reporting entities. The Group adopted this ASU in January 2021 and there was no effect on the consolidated financial statements or disclosures.

In January 2020, the FASB issued ASU 2020-01, “Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815),” an amendment clarifying the interaction between accounting standards related to equity securities, equity method investments, and certain derivative instruments. The Group adopted this guidance in January 2021 and there was no effect on the consolidated financial statements or disclosures.

Recently issued accounting pronouncements not yet adopted

In October 2020, the FASB issued ASU 2020-10, “Codification Improvements,” this ASU affects a wide variety of Topics in the Codification. They apply to all reporting entities within the scope of the affected accounting guidance. More specifically, this ASU, among other things, contains amendments that improve the consistency of the Codification by including all disclosure guidance in the appropriate Disclosure Section (Section 50). Many of the amendments arose because the FASB provided an option to give certain information either on the face of the financial statements or in the notes to financial statements and that option only was included in the Other Presentation Matters Section (Section 45) of the Codification. The option to disclose information in the notes to financial statements should have been codified in the Disclosure Section as well as the Other Presentation Matters Section (or other Section of the Codification in which the option to disclose in the notes to financial statements appears). Those amendments are not expected to change current practice. The amendments are effective for annual periods beginning after December 15, 2021, and interim periods within annual periods beginning after December 15, 2022. Early application of the amendments is permitted for and varies based on the entity. The amendments should be applied retrospectively and at the beginning of the period that includes the adoption date. The Group is currently evaluating the impact of the new guidance on its consolidated financial statements.

Reclassification	Certain reclassifications have been made to prior year amounts to conform with the current year presentation.
Non-controlling interests

For entities that are consolidated, but not 100% owned, a portion of the income or loss and equity is allocated to owners other than the Group. The aggregate of the income or loss and corresponding equity that is not owned by the Group is included within non-controlling interests in the consolidated financial statements.

Non-controlling interests is presented as a separate component of equity in the consolidated balance sheets. Net income includes the net income attributable to the holders of non-controlling interests in the consolidated statements of operations and comprehensive income / (loss). Profits and losses are allocated to non-controlling interests in proportion to their relative ownership interests regardless of their basis.

Impairment of long lived assets

Long-lived assets such as property, plant and equipment with finite lives are evaluated for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. There was no impairment of long lived assets during 2021, 2020 and 2019, respectively.

Effect of the Restatement on the Consolidated Financial Statements

Subsequent to the issuance of the Company’s consolidated financial statements for the year ended December 31, 2021 on May 13, 2022, certain errors were identified,

(i)	(loss) / gain on disposal of property, plant and equipment not included in operating income / (loss)

(ii)	bonus share issuances were not accounted for and disclosed as stock splits in the consolidated statements of shareholders' equity, earnings per share computations for all periods presented

The impact of the restatement on the December 31, 2021 financial statements is reflected in the following tables:

CONSOLIDATED BALANCE SHEETS

December 31, 2021
	As Previously Reported	As Restated
	US$’000	US$’000

Ordinary share	5,322,459 no par value shares issued as of December 31, 2021 (2020: 3,260,559)	7,899,832 no par value shares issued as of December 31, 2021 and 2020

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME / (LOSS)

	December 31
	As Previously Reported		As Restated
	US$’000		US$’000

Operating income / (loss)
2021		781		771
2020		(1,701)		(272)
2019		(440)		(445)

Net income / (loss) per ordinary share attributable to Euro Tech Holdings Company Limited’s shareholders
- Basic
2021	$	US0.19	$	US0.13
2020	$	US0.25	$	US0.10
2019	$	US(0.06)	$	US(0.02)

- Diluted
2021	$	US0.19	$	US0.13
2020	$	US0.25	$	US0.10
2019	$	US(0.06)	$	US(0.02)

Weighted average number of ordinary shares outstanding
- Basic
2021		5,154,759		7,732,132
2020		3,092,859		7,732,132
2019		2,301,993		7,732,132

- Diluted
2021		5,154,759		7,732,132
2020		3,092,859		7,732,132
2019		2,301,993		7,732,132

CONSOLIDATED STATEMENTS OF SHAREHOLDERS’ EQUITY

	December 31
	As Previously Reported	As Restated
	US$’000	US$’000

Number of ordinary share
Balance at December 31, 2018	2,229,609	7,899,832
Balance at December 31, 2019	3,260,559	7,899,832
Balance at December 31, 2020	3,260,559	7,899,832
Balance at December 31, 2021	5,322,459	7,899,832

Commensurate adjustments have been made to Notes 2 (s), 11, 16 and 24 to the consolidated financial statements.

ZHEJIANG TIANLAN
Basis of consolidation	The accompanying consolidated financial statements include the results of operations of the Company and its subsidiaries. Significant intercompany transactions and balances have been eliminated.
Subsidiaries

Subsidiaries are all entities over which the Group has control; has the power to appoint or remove the majority of the members of the board of directors; has the right to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

Revenue recognition

Our revenue is derived from long-term contracts for customers, as well as short-term contracts for customers. Accounting treatment for these contracts in accordance with Accounting Standards Update (“ASU”) 2014-09 (Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers), is as follows:

Performance obligations satisfied over time (Design, installation and operation management services)

Recognition of performance obligations

A performance obligation is a promise in a contract to transfer a distinct good or service to the customer, and is the unit of account in the new revenue standard. The contract transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. Engineering projects typically span between 12 to 36 months. The majority of our contracts have a single performance obligation as the promise to transfer the individual goods or services is not separately identifiable from other promises in the contracts and, therefore, not distinct. Some contracts have multiple performance obligations, most commonly due to the contract covering multiple phases of the project life cycle (design, installation and operation management services).

Revenues are recognized as our obligations are satisfied over time, using the ratio of project costs incurred to estimated total costs for each contract because of the continuous transfer of control to the customer as all of the work is performed at the customer’s site and, therefore, the customer controls the asset as it is being installed. This continuous transfer of control to the customer is further supported by clauses in the contract that allow the customer to unilaterally terminate the contract for convenience, pay the Group for costs incurred plus a reasonable profit and take control of any work in process. This cost-to-cost measure is used because management considers it to be the best available measure of progress on these contracts. Contract costs include all direct material, labor, subcontract and other costs.

Items excluded from cost-to-cost

Pre-contract costs are generally not material and are charged to expense as incurred, but in certain cases pre-contract recognition may be deferred if specific probability criteria are met.

Variable consideration

Contract modifications through change orders, claims and incentives are routine in the performance of the Group’s contracts to account for changes in the contract specifications or requirements. In most instances, contract modifications are not distinct from the existing contract due to the significant integration of services provided in the contract and are accounted for as a modification of the existing contract and performance obligation. Either the Group or its customers may initiate change orders, which may include changes in specifications or designs, manner of performance, facilities, equipment, materials, sites and period of completion of the work. Change orders that are unapproved as to both price and scope are evaluated as claims. The Group considers claims to be amounts in excess of approved contract prices that the Group seeks to collect from its customers or others for customer-caused delays, errors in specifications and designs, contract terminations, change orders that are either in dispute or are unapproved as to both scope and price, or other causes of unanticipated additional contract costs.

The Group estimates variable consideration for a performance obligation at the most likely amount to which the Group expects to be entitled (or the most likely amount the Group expects to incur in the case of liquidated damages), utilizing estimation methods that best predict the amount of consideration to which the Group will be entitled (or will incur in the case of liquidated damages). The Group includes variable consideration in the estimated transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur or when the uncertainty associated with the variable consideration is resolved. The Group’s estimates of variable consideration and determination of whether to include estimated amounts in transaction price are based largely on an assessment of its anticipated performance and all information (historical, current and forecasted) that is reasonably available to the Group.

The effect of variable consideration on the transaction price of a performance obligation is recognized as an adjustment to revenue on a cumulative catch-up basis. To the extent unapproved change orders and claims reflected in transaction price (or excluded from transaction price in the case of liquidated damages) are not resolved in the Group’s favor, or to the extent incentives reflected in transaction price are not earned, there could be reductions in, or reversals of, previously recognized revenue.

Performance obligations satisfied at a point-in-time (Sales of equipment)

Revenue for our sales contracts is recognized at a point in time. Sales are recognized when control of the products has transferred, being when the products are delivered to the customer. Delivery occurs when the products have been delivered to the point of receipt by customer.

Research and development costs

Research and development costs (“R&D” costs) are expensed as incurred. The R&D costs amounted to approximately 23,419,000, RMB28,589,000 and RMB19,018,000 for the years ended December 31, 2021, 2020 and 2019 respectively and were included in “Selling and administrative expenses” in the Group’s consolidated statements of operations.

Income taxes

The Group follows the liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recorded for future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and are measured using the enacted tax rates and laws that are expected to be in effect when the underlying assets or liabilities are recovered or settled. The Group also evaluates whether the recorded deferred tax assets and valuation allowances can be realized and, when necessary, reduces the amounts to what is expected to be realized.

The accounting guidance on accounting for uncertainty in income taxes also addresses derecognition, classification, interest and penalties on income taxes, and accounting in interim periods. The Group does not believe it has any uncertain tax positions through the periods ended December 31, 2021, 2020 and 2019 respectively which would have a material impact on the Group’s consolidated financial statements.

The Group files tax returns in the PRC. The tax returns for 2021, 2020 and 2019 are subject to examination by the PRC taxing authorities, commencing with the first year filed.

Cash and cash equivalents

Cash and cash equivalents consist of bank deposits with original maturities of three months or less, all of which are unrestricted as to withdrawal and uninsured. There were no cash equivalents as of December 31, 2021 and 2020.

Accounts receivable and allowance for doubtful accounts

The Group does not charge interest to its customers and carries its customer receivables at their face amounts, less an allowance for doubtful accounts. As is common practice in the industry, the Group classifies all accounts receivable as current assets.

The Group grants trade credit, on a non-collateralized basis, to its customers and is subject to potential credit risk related to changes in business and overall economic activity. The Group analyzes specific accounts receivable balances, historical bad debts, customer credit-worthiness, current economic trends and changes in customer payment terms when evaluating the adequacy of the allowance for doubtful accounts. In the event that a customer balance is deemed to be uncollectible, the account balance is written-off against the allowance for doubtful accounts.

Inventories

Inventories are measured using the weighted average method and are stated at the lower of cost or net realizable value. Cost of finished goods comprise direct material, direct production costs and an allocated portion of production overhead costs based on normal operating capacity.

Property, plant and equipment and land use right, net

Property, plant and equipment is carried at cost. Major modifications or refurbishments which extend the useful life of the assets are capitalized and depreciated over the adjusted remaining useful life of the assets. Upon retirement or disposition of property, plant and equipment, the cost and related accumulated depreciation are removed and any resulting gain or loss is recognized in consolidated income from operations. The cost of maintenance and repairs is charged to expense as incurred. Property, plant and equipment is reviewed for impairment and tested for recoverability whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the carrying value of property, plant and equipment exceeds its fair value, an impairment charge would be recorded in the consolidated statement of operations.

Land in the PRC is owned by the PRC government. The government in the PRC, according to PRC Law, may sell the right to use the land for a specific period of time. Thus, all of the Group’s land purchases in the PRC are considered to be leasehold land and are classified as land use right.

Depreciation of property, plant and equipment and amortization of land use right are computed using the straight-line method over the assets’ estimated useful lives as follows:

Land use right	Over terms of the leases
Buildings and leasehold improvements	11 to 50 years, with 5% residual value
Furniture, fixtures and office equipment	5 years, with 5% residual value
Motor vehicles	5 years, with 5% residual value
Plant and machineries	5 to 10 years, with 5% residual value

Lease arrangements

The Group adopted ASU No. 2016-02, Leases (Topic 842). The Group leases certain equipment under finance leases. The economic substance of the leases is a financing transaction for acquisition of the equipment. Accordingly, the right-of-use assets for these leases are included on the Group’s consolidated balance sheets in property, plant and equipment, net of accumulated depreciation, amortization and impairment losses, with a corresponding amount recorded in current portion of long-term finance lease obligations. The finance lease assets are amortized over the life of the lease or, if shorter, the life of the leased asset, on a straight-line basis and included in depreciation expense. The financing component associated with finance lease obligations is included in interest expense. Generally, for the Group’s finance leases an implicit rate to calculate present value is provided in the lease agreement, however if a rate in not provided the Group determines this rate by estimating the Group’s incremental borrowing rate, utilizing the borrowing rates associated with the Group’s various debt instruments.

The Group determines if an arrangement is a lease at inception. Lease liabilities are the Group’s obligation to make lease payments arising from a lease and are measured on a discounted basis.

Net income per ordinary share

The Group computes net income per ordinary share using the treasury stock method. Under the treasury stock method, basic earnings per share attributable to Zhejiang Tianlan Environmental Protection Technology Company Limited are computed by dividing net income attributable to Zhejiang Tianlan Environmental Protection Technology Company Limited by the weighted average number of ordinary shares outstanding during the period.

Use of estimates

The preparation of the accompanying consolidated financial statements in conformity with GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Certain accounting estimates of the Group require a higher degree of judgment than others in their application. These include the recognition of revenue and earnings from contracts over time, contract assets, net and contract liabilities. Management continually evaluates all of its estimates and judgments based on available information and experience; however, actual results could differ from these estimates.

Related parties

Entities are considered to be related to the Group if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Group. Related parties also include principal owners of the Group, its management, members of the immediate families of principal owners of the Group and its management and other parties with which the Group may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

Concentrations

Financial instruments that potentially subject the Group to a concentration of credit risk consist principally of cash and cash equivalents and accounts receivable, net. The Group maintains substantially all of its cash and cash equivalent balances with large financial institutions which are believed to be high quality institutions.

The Group is subject to a concentration of risk because it derives a significant portion of its revenues from a few customers. The Group’s top five customers accounted for approximately 35%, 39%, and 40% of consolidated revenues for the years ended December 31, 2021, 2020 and 2019, respectively. For the years ended December 31, 2021, 2020 and 2019, one customer accounted for 16%, 16% and 17% of annual revenues, respectively.

The Group grants trade credit under contractual payment terms, generally without collateral, to its customers, which include high credit quality electric utilities, general contractors, owners and managers of industrial properties.

Consequently, the Group is subject to potential credit risk related to changes in business and economic factors. At December 31, 2021 and 2020, none of the Group’s customers individually exceeded 10.0% of accounts receivable. The Group believes the terms and conditions in its contracts, billing and collection policies are adequate to minimize the potential credit risk.

Finance costs	Interest relating to loans repaid is expensed in the period the repayment occurs.
Warranties

The suppliers of the Group offer a standard one-year warranty to end customer of the Group. The Group only provides labour service to repair or replace parts. The Group does not maintain a general warranty reserve because historically labour costs for such repair or replacement have been de minimis.

Shipping and handling costs	Amounts billed to customers related to shipping and handling are classified as revenues, and the Group’s shipping and handling costs are included in cost of revenues.
Statutory reserves

The Group is required to make appropriation to reserve, comprising the PRC statutory reserve, based on after-tax net income determined with generally accepted accounting principles of the PRC (“PRC GAAP”).

Appropriations to the PRC statutory reserve are required to be at least 10% of the after tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entities’ registered capital.

Fair value measurements

The Group uses the three-tier hierarchy of fair value measurement, which prioritizes the inputs used in measuring fair value based upon their degree of availability in external active markets. These tiers include: Level 1 (the highest priority), defined as observable inputs, such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3 (the lowest priority), defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

As of December 31, 2021 and 2020, the Group determined that the carrying values of cash, and cash equivalents, accounts receivable, net, prepayments and other current assets, contract assets, bank borrowings, accounts payable, other payables and accrued expenses and contract liabilities approximate their fair values because of the short-term nature of these instruments.

Recent accounting pronouncements

Changes to GAAP are typically established by the Financial Accounting Standards Board (“FASB”) in the form of accounting standards updates (“ASUs”) to the FASB’s ASC. The Group considers the applicability and impact of all ASUs. The Group, based on its assessment, determined that any recently issued or proposed ASUs not listed below are either not applicable to the Group or may have minimal impact on its consolidated financial statements.

Recently adopted accounting pronouncements

In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments, which introduced an expected credit loss methodology for the measurement and recognition of credit losses on most financial instruments, including trade receivables and off-balance sheet credit exposures. Under this guidance, an entity is required to consider a broader range of information to estimate expected credit losses, which may result in earlier recognition of losses. This ASU also requires disclosure of information regarding how a company developed its allowance, including changes in the factors that influenced management’s estimate of expected credit losses and the reasons for those changes.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement, which modifies the disclosure requirements for Level 1, Level 2 and Level 3 instruments in the fair value hierarchy. The Group adopted this ASU in January 2020 and there was no effect on the consolidated financial statements or disclosures.

Recently issued accounting pronouncements not yet adopted

In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes, which simplifies the accounting for income taxes, eliminates certain exceptions within ASC 740, Income Taxes, and clarifies certain aspects of the current guidance to promote consistent application among reporting entities. The guidance is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years, with early adoption permitted. Upon adoption, the Group must apply certain aspects of this standard retrospectively for all periods presented while other aspects are applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. The adoption of this standard is not expected to have a material impact on the Group’s consolidated financial statements or disclosures.

In January 2020, the FASB issued ASU 2020-01, “Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815),” an amendment clarifying the interaction between accounting standards related to equity securities, equity method investments, and certain derivative instruments. The guidance is effective for fiscal years beginning after December 15, 2020. ASU 2020-01 will become effective for the Group in fiscal 2022. The Group is currently evaluating the impact of the new guidance on its consolidated financial statements.

In October 2020, the FASB issued ASU 2020-10, “Codification Improvements,” this ASU affects a wide variety of Topics in the Codification. They apply to all reporting entities within the scope of the affected accounting guidance. More specifically, this ASU, among other things, contains amendments that improve the consistency of the Codification by including all disclosure guidance in the appropriate Disclosure Section (Section 50). Many of the amendments arose because the FASB provided an option to give certain information either on the face of the financial statements or in the notes to financial statements and that option only was included in the Other Presentation Matters Section (Section 45) of the Codification. The option to disclose information in the notes to financial statements should have been codified in the Disclosure Section as well as the Other Presentation Matters Section (or other Section of the Codification in which the option to disclose in the notes to financial statements appears). Those amendments are not expected to change current practice. The amendments are effective for annual periods beginning after December 15, 2021, and interim periods within annual periods beginning after December 15, 2022. Early application of the amendments is permitted for and varies based on the entity. The amendments should be applied retrospectively and at the beginning of the period that includes the adoption date. The Group is currently evaluating the impact of the new guidance on its consolidated financial statements.

Non-controlling interests

For entities that are consolidated, but not 100% owned, a portion of the income or loss and equity is allocated to owners other than the Group. The aggregate of the income or loss and corresponding equity that is not owned by the Group is included within non-controlling interests in the consolidated financial statements.

Non-controlling interests is presented as a separate component of equity in the consolidated balance sheets. Net income includes the net income attributable to the holders of non-controlling interests in the consolidated statements of operations and comprehensive income / (loss). Profits and losses are allocated to non-controlling interests in proportion to their relative ownership interests regardless of their basis.

Basis of presentation	The accompanying consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”).
Classification of contract assets and liabilities

For revenue recognized associated with its contracts with customers over time, for which the Group has an enforceable right to receive compensation. Many of our contracts contain specific provisions that determine when the Group can bill for its work performed under these contracts.

Any revenue earned on a contract that has not yet been billed to the customer is recorded as a contract asset on the Group’s consolidated balance sheets.

The Group’s consolidated balance sheets present contract liabilities that contain deferred revenue that represent any costs incurred on contracts in process for which revenue has not yet been recognized.

Intangible assets, net	The Group is currently amortizing its acquired intangible assets, consisted of patents and others, with finite-lived over periods generally ranging between three to twenty years.
Government grant income

Government grant income consists of receipt of funds to subsidize the investment cost of technical development in China. No present or future obligation arises from the receipt of such amount.

Government grants are recognized in the consolidated balance sheet initially when there is reasonable assurance that they will be received and that the Group will comply with the conditions attaching to them. Grants that compensate the Group for expenses incurred are recognized as income in the consolidated statement of operations on a systematic basis in the same periods in which the expenses are incurred. Grants that compensate the Group for the cost of an asset are deducted from the carrying amount of the asset and consequently are effectively recognized in the consolidated statements of operations over the useful life of the asset by way of reduced depreciation expenses.

Share capital	Paid in capital refers to the registered capital paid up by the shareholders of the Company. At December 31, 2021, there were 82,572,000 shares (2020: 82,572,000 shares) issued.
Short-term and long-term investments

The Group has elected to apply the measurement alternative to equity securities without readily determinable fair values. As such, the Group’s non-marketable equity securities are measured at cost, less any impairment, and are adjusted for changes in fair value resulting from observable transactions for identical or similar investments of the investee.

Impairment of long lived assets

Long-lived assets such as property, plant and equipment and intangible assets with finite lives are evaluated for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. The impairment of long-lived assets amounted to approximately RMB Nil, RMB2,742,000 and RMB Nil for the years ended December 31, 2021, 2020 and 2019 respectively and were included in “Selling and administrative expenses” in the Group’s consolidated statements of operations.